LOANS - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	$ 1,314,066	$ 1,254,117	$ 1,087,461	$ 1,033,733
Real estate mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	1,085,228	1,038,511	848,104	769,694
Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	165,400	174,480		102,559
Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	154,143	147,490		152,212
Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	765,685	716,541		514,923
Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	219,761	206,897	230,157	254,395
Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	9,077	8,709	$ 9,200	9,644
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	1,274,599	1,215,708		959,857
Pass | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	160,243	168,751		95,214
Pass | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	149,011	142,782		144,256
Pass | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	739,916	691,863		471,555
Pass | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	216,375	203,630		240,646
Pass | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	9,054	8,682		8,186
Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	23,182	23,294		63,685
Special Mention | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	388	388		6,113
Special Mention | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	3,841	3,554		6,245
Special Mention | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	15,830	16,371		36,754
Special Mention | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	3,103	2,960		13,138
Special Mention | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	20	21		1,435
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	16,061	14,881		10,107
Substandard | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	4,769	5,341		1,232
Substandard | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	1,291	1,154		1,627
Substandard | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	9,939	8,307		6,614
Substandard | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	59	73		611
Substandard | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	3	6		23
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	224	234		84
Doubtful | Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	0	0		0
Doubtful | Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	0	0		84
Doubtful | Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	0	0		0
Doubtful | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	224	234		0
Doubtful | Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Gross loans	$ 0	$ 0		$ 0